UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05769

Invesco High Income Trust II
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:      2/28

Date of reporting period:      11/30/18

Item 1. Schedule of Investments.

Invesco High Income Trust II Quarterly Schedule of Portfolio Holdings November 30, 2018

invesco.com/us VK-CE-HINC2-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2018

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-129.97%(b)

Aerospace & Defense-2.75%

BBA U.S. Holdings, Inc., Sr. Unsec. Notes, 5.38%, 05/01/2026(c)	$203,000	$196,910
Bombardier, Inc. (Canada), Sr. Unsec. Notes,
6.13%, 01/15/2023(c)	449,000	427,672
7.50%, 03/15/2025(c)	613,000	584,649
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(c)	335,000	335,838
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes,
6.50%, 07/15/2024	154,000	154,770
6.50%, 05/15/2025	336,000	335,580
TransDigm UK Holdings PLC, Sr. Unsec. Sub. Gtd. Notes, 6.88%, 05/15/2026(c)	601,000	594,990
Triumph Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/2025	768,000	708,480
		3,338,889

Agricultural & Farm Machinery-0.70%

Titan International, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 11/30/2023	914,000	847,735

Agricultural Products-0.36%

Kernel Holding S.A.(Ukraine), REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 01/31/2022(c)	457,000	439,773

Air Freight & Logistics-0.16%

XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(c)	187,000	190,974

Alternative Carriers-0.86%
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes,
5.38%, 05/01/2025	612,000	597,465
5.25%, 03/15/2026	466,000	451,088
		1,048,553

Aluminum-1.08%

Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(c)	800,000	830,000
Novelis Corp., Sr. Unsec. Gtd. Notes,
6.25%, 08/15/2024(c)	431,000	427,767
5.88%, 09/30/2026(c)	63,000	58,905
		1,316,672

Apparel Retail-1.41%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(c)	662,000	662,000

	Principal Amount	Value
Apparel Retail-(continued)

L Brands, Inc., Sr. Unsec. Gtd. Global Notes,
5.63%, 02/15/2022	$595,000	$609,875
6.88%, 11/01/2035	416,000	356,591
6.75%, 07/01/2036	104,000	87,100
		1,715,566

Auto Parts & Equipment-0.93%

Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(c)	265,000	253,075
Dana, Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	229,000	219,267
Delphi Technologies PLC, Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2025(c)	445,000	386,594
Flexi-Van Leasing, Inc., Sec. Second Lien Notes, 10.00%, 02/15/2023(c)	328,000	271,420
		1,130,356

Automobile Manufacturers-0.81%

J.B. Poindexter & Co., Inc., Sr. Unsec. Bonds, 7.13%, 04/15/2026(c)	1,026,000	982,395
Motors Liquidation Co., Sr. Unsec. Deb., 0.00%, 07/15/2033(d)(e)	1,640,000	0
		982,395

Automotive Retail-1.24%

Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(c)	230,000	216,488
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	613,000	598,824
Penske Automotive Group, Inc., Sr. Unsec. Sub. Gtd. Notes, 5.50%, 05/15/2026	749,000	695,634
		1,510,946

Broadcasting-3.88%

Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	520,000	530,556
Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	847,000	849,117
Gray Escrow Inc, Sr. Unsec. Notes, 7.00%, 05/15/2027(c)	305,000	310,338
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	475,000	485,687
Sr. Unsec. Notes, 5.88%, 11/15/2028(c)	441,000	438,795
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(c)	525,000	507,937

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value
Broadcasting-(continued)

Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes,
6.00%, 07/15/2024(c)	$663,000	$680,404
5.38%, 04/15/2025(c)	3,000	2,963
5.38%, 07/15/2026(c)	356,000	347,545
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	137,000	139,398
TV Azteca, S.A.B. de C.V.(Mexico), REGS, Sr. Unsec. Gtd. Euro Notes, 8.25%, 08/09/2024(c)	450,000	431,703
		4,724,443

Building Products-1.69%

BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(c)	647,000	608,989
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	557,000	558,392
SRS Distribution Inc., Sr. Unsec. Gtd. Notes, 8.25%, 07/01/2026 (c)	297,000	279,923
Standard Industries Inc., Sr. Unsec. Notes,
6.00%, 10/15/2025(c)	200,000	195,750
5.00%, 02/15/2027(c)	461,000	416,052
		2,059,106

Cable & Satellite-11.67%

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes,
5.00%, 04/01/2024	491,000	473,201
4.75%, 08/01/2025	121,000	112,837
Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	575,000	522,531
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Global Notes, 5.75%, 09/01/2023	675,000	680,063
Sr. Unsec. Notes, 5.75%, 02/15/2026(c)	1,445,000	1,448,627
CSC Holdings LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 05/15/2026(c)	425,000	413,313
Sr. Unsec. Gtd. Notes, 6.63%, 10/15/2025(c)	215,000	224,112
Sr. Unsec. Notes,
10.13%, 01/15/2023(c)	1,395,000	1,513,714
10.88%, 10/15/2025(c)	419,000	483,945
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes,
7.88%, 09/01/2019	1,076,000	1,106,935
5.88%, 11/15/2024	1,865,000	1,596,906
7.75%, 07/01/2026	178,000	158,309

	Principal Amount	Value
Cable & Satellite-(continued)

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	$1,454,000	$1,286,790
Sr. Unsec. Gtd. Notes, 8.50%, 10/15/2024(c)	490,000	485,762
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), Sr. Sec. First Lien Notes, 5.50%, 03/01/2028(c)	400,000	368,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/202 5(c)	855,000	863,550
UPC Holding B.V. (Netherlands), Sr. Sec. First Lien Notes, 5.50%, 01/15/2028(c)	200,000	182,500
UPCB Finance IV Ltd. (Netherlands), Sr. Sec. First Lien Notes, 5.38%, 01/15/2025 (c)	250,000	240,470
Virgin Media Bristol LLC (United Kingdom), 5.50%, 08/15/2026 (c)	269,000	253,949
Virgin Media Finance PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Notes, 6.00%, 10/15/2024(c)	218,000	212,550
Virgin Media Secured Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 5.50%, 01/15/2025(c)	630,000	609,131
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(c)	557,000	566,748
Ziggo B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 5.50%, 01/15/2027(c)	175,000	163,406
Ziggo Bond Finance B.V. (Netherlands), REGS, Sr. Unsec. Euro Notes, 5.88%, 01/15/2025(c)	250,000	229,220
		14,196,569

Casinos & Gaming-2.72%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes,
6.88%, 05/15/2023	525,000	546,656
6.38%, 04/01/2026	230,000	229,425
6.00%, 08/15/2026	212,000	205,905
Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021 (c)	240,000	205,468
MGM Resorts International, Sr. Unsec. Gtd. Notes,
7.75%, 03/15/2022	327,000	352,343
6.00%, 03/15/2023	325,000	331,094
Scientific Games International, Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	806,000	839,650
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(c)	626,000	597,830
		3,308,371

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value
Commodity Chemicals-0.55%

Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(c)	$446,000	$401,400
Nufarm Australia Ltd./Nufarm Americas Inc. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 04/30/2026(c)	290,000	272,600
		674,000

Communications Equipment-0.67%

Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Global Notes, 5.25%, 08/01/2026	171,000	160,099
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	619,000	648,990
		809,089

Construction & Engineering-0.20%

AECOM, Sr. Unsec. Gtd. Global Notes, 5.13%, 03/15/2027	266,000	242,925

Construction Machinery & Heavy Trucks-0.58%

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	305,000	296,613
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(c)	444,000	409,168
		705,781

Consumer Finance-2.84%

Ally Financial Inc., Sr. Unsec. Global Notes,
5.13%, 09/30/2024	900,000	913,770
4.63%, 03/30/2025	704,000	694,320
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	240,000	252,501
Discover Financial Services, Class C, Jr. Unsec. Sub. Global Notes, 5.50%(f)	356,000	322,625
Navient Corp., Sr. Unsec. Medium-Term Notes,
8.00%, 03/25/2020	640,000	662,400
7.25%, 01/25/2022	325,000	332,719
Unifin Financiera, S.A.B. de C.V., SOFOM, E.N.R. (Mexico), Sr. Unsec. Notes, 7.38%, 02/12/2026(c)	320,000	272,400
		3,450,735

Copper-1.24%

First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes,
7.00%, 02/15/2021(c)	608,000	598,318
7.50%, 04/01/2025(c)	555,000	501,581
Taseko Mines Ltd. (Canada), Sr. Sec. Gtd. First Lien Notes, 8.75%, 06/15/2022(c)	420,000	410,550
		1,510,449

	Principal Amount	Value
Data Processing & Outsourced Services-1.22%

First Data Corp., Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(c)	$400,000	$395,980
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(c)	1,047,000	1,083,645
		1,479,625

Diversified Banks-3.08%

Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 7.63%, 11/21/2022	200,000	210,125
Barclays PLC (United Kingdom), Jr. Unsec. Sub. Global Bonds, 7.75%(f)	300,000	280,014
REGS, Jr. Unsec. Sub. Euro Bonds, 7.88%(c)(f)	245,000	244,541
Credit Agricole S.A. (France), REGS, Jr. Unsec. Sub. Euro Notes, 8.13%(c)(f)	288,000	300,138
Dresdner Funding Trust I (Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031(c)	385,000	472,415
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Euro Bonds, 6.88%(f)	261,000	261,652
Jr. Unsec. Sub. Global Notes, 6.50%(f)	268,000	252,295
Lloyds Banking Group PLC (United Kingdom), Jr. Unsec. Sub. Global Bonds, 7.50%(f)	258,000	245,043
Royal Bank of Scotland Group PLC (The) (United Kingdom), Jr. Unsec. Sub. Bonds, 7.50% (f)	705,000	699,712
Jr. Unsec. Sub. Notes, 8.63% (f)	245,000	252,963
Societe Generale S.A. (France), REGS, Jr. Unsec. Sub. Euro Notes, 7.38%(c)(f)	288,000	284,400
Standard Chartered PLCREGS, Jr. Unsec. Sub. Euro Bonds, 7.50%(c)(f)	245,000	245,919
		3,749,217

Diversified Capital Markets-0.22%

Credit Suisse Group AG (Switzerland), REGS, Jr. Unsec. Sub. Euro Bonds, 7.13%(c)(f)	261,000	263,936

Diversified Chemicals-0.37%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 05/15/2025	210,000	212,888
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 09/01/2025(c)	264,000	234,300
		447,188

Diversified Metals & Mining-1.87%

Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	1,044,000	884,790
Hudbay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(c)	532,000	530,670
Teck Resources Ltd. (Canada), Sr. Unsec. Notes, 6.13%, 10/01/2035	445,000	447,225

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value
Diversified Metals & Mining-(continued)

Vedanta Resources PLC(India), Sr. Unsec. Notes, 6.38%, 07/30/2022(c)	$444,000	$407,925
		2,270,610

Diversified REITs-0.45%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes,
5.00%, 03/15/2024	240,000	238,800
5.38%, 03/15/2027	314,000	308,505
		547,305

Electric Utilities-0.24%

Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	298,000	297,165

Electronic Equipment & Instruments-0.35%

Itron, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2026(c)	460,000	429,240

Environmental & Facilities Services-1.97%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(c)	397,000	392,038
Core & Main L.P., Sr. Unsec. Notes, 6.13%, 08/15/2025(c)	595,000	545,912
Hulk Finance Corp.(Canada), Sr. Unsec. Notes, 7.00%, 06/01/2026(c)	1,256,000	1,127,260
Waste Pro USA, Inc., Sr. Unsec. Notes, 5.50%, 02/15/2026(c)	364,000	335,790
		2,401,000

Fertilizers & Agricultural Chemicals-0.42%

OCI N.V.(Netherlands), Sr. Sec. Gtd. Notes, 6.63%, 04/15/2023(c)	504,000	513,450

Food Distributors-0.63%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(c)	766,000	763,128

Food Retail-1.85%

1011778 BC ULC/ New Red Finance, Inc.(Canada), Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(c)	1,647,000	1,556,415
Albertsons Cos. LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC, Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/2024	714,000	691,687
		2,248,102

Gas Utilities-2.01%

AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes,
5.63%, 05/20/2024	404,000	385,820
5.88%, 08/20/2026	622,000	583,125

	Principal Amount	Value
Gas Utilities-(continued)

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	$583,000	$499,922
Sr. Unsec. Gtd. Global Notes, 6.75%, 06/15/2023	134,000	113,230
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	900,000	857,250
		2,439,347

Health Care Equipment-1.19%

Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(c)(g)	757,000	757,946
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(c)	596,000	584,080
Teleflex Inc., Sr. Unsec. Gtd. Global Notes, 4.88%, 06/01/2026	109,000	106,107
		1,448,133

Health Care Facilities-4.50%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	375,000	369,375
Community Health Systems, Inc., Sec. Gtd. Second Lien Notes, 8.13%, 06/30/2024(c)	15,000	11,513
Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	285,000	271,284
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	677,000	630,456
Encompass Health Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	620,000	617,675
HCA Healthcare, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	610,000	631,350
HCA, Inc., Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	1,025,000	1,037,812
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/2022	283,000	306,348
Sr. Unsec. Gtd. Notes,
5.38%, 02/01/2025	540,000	544,725
5.88%, 02/15/2026	824,000	850,780
5.38%, 09/01/2026	206,000	204,455
		5,475,773

Health Care REITs-0.68%

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/15/2027	874,000	832,485

Health Care Services-4.62%

AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(c)	410,000	393,600
DaVita, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	656,000	619,100
Heartland Dental, LLC, Sr. Unsec. Notes, 8.50%, 05/01/2026(c)	696,000	647,280

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value
Health Care Services-(continued)

MEDNAX, Inc., Sr. Unsec. Gtd. Notes,
5.25%, 12/01/2023(c)	$437,000	$432,630
6.25%, 01/15/2027(c)	876,000	874,905
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(c)	251,000	250,686
Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes,
8.88%, 04/15/2021(c)	459,000	468,180
6.75%, 07/01/2025(c)	130,000	121,062
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(c)	450,000	373,500
Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(c)	106,000	110,108
Sr. Unsec. Global Notes,
8.13%, 04/01/2022	415,000	431,600
6.75%, 06/15/2023	909,000	901,046
		5,623,697

Home Improvement Retail-0.66%

Hillman Group, Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(c)	933,000	802,380

Homebuilding-3.60%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(c)	402,000	393,960
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes,
8.75%, 03/15/2022	541,000	550,900
6.75%, 03/15/2025	641,000	566,484
5.88%, 10/15/2027	85,000	70,125
KB Home, Sr. Unsec. Gtd. Notes,
8.00%, 03/15/2020	243,000	254,239
7.50%, 09/15/2022	400,000	418,000
Lennar Corp., Sr. Unsec. Gtd. Global Notes,
8.38%, 01/15/2021	112,000	121,100
5.38%, 10/01/2022	640,000	645,600
4.75%, 11/15/2022	135,000	134,548
5.25%, 06/01/2026	261,000	250,886
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.15%, 04/15/2020	300,000	309,844
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(c)	548,000	539,095
William Lyon Homes, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 09/01/2023	136,000	125,460
		4,380,241

	Principal Amount	Value
Household Products-1.83%

Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	$278,134	$278,134
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(c)	207,000	202,342
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(c)	1,114,000	1,113,304
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	663,000	630,679
		2,224,459

Independent Power Producers & Energy Traders-1.86%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	1,199,000	1,213,987
Calpine Corp., Sr. Unsec. Global Notes, 5.50%, 02/01/2024	294,000	272,318
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes,
6.25%, 05/01/2024	306,000	314,033
6.63%, 01/15/2027	167,000	170,744
Vistra Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	275,000	286,000
		2,257,082

Industrial Machinery-1.77%

Altra Industrial Motion Corp., Sr. Unsec. Gtd. Notes, 6.13%, 10/01/2026(c)	209,000	206,910
Cleaver-Brooks, Inc., Sr. Sec. Notes, 7.88%, 03/01/2023(c)	879,000	872,407
EnPro Industries, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 10/15/2026(c)	338,000	332,085
Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	618,000	597,606
Mueller Water Products Inc., Sr. Unsec. Notes, 5.50%, 06/15/2026(c)	144,000	142,920
		2,151,928

Integrated Oil & Gas-0.81%

California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(c)	479,000	366,435
Petrobras Global Finance B.V.(Brazil), Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2029	675,000	619,650
		986,085

Integrated Telecommunication Services-2.73%

CenturyLink, Inc., Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	587,000	602,409
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	580,000	596,675
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(c)	417,000	367,742
Sr. Unsec. Notes, 8.00%, 10/15/2025(c)	84,000	74,760

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value

Integrated Telecommunication Services-(continued)

Frontier Communications Corp., Sr. Unsec. Global Notes,
10.50%, 09/15/2022	$1,338,000	$1,077,090
11.00%, 09/15/2025	344,000	244,240
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes,
6.38%, 11/15/2033	92,000	82,340
7.20%, 07/18/2036	289,000	276,284
		3,321,540

Internet Services & Infrastructure-0.38%

Rackspace Hosting, Inc., Sr. Unsec. Gtd. Notes, 8.63%, 11/15/2024(c)	541,000	459,850

Leisure Facilities-0.57%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	259,000	259,000
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(c)	455,000	436,800
		695,800

Leisure Products-0.27%

Mattel, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 12/31/2025(c)	350,000	330,750

Life Sciences Tools & Services-0.14%

Charles River Laboratories International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 04/01/2026(c)	164,000	164,410

Managed Health Care-1.38%

Centene Corp., Sr. Unsec. Notes, 5.38%, 06/01/2026(c)	335,000	337,932
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(c)	331,000	314,036
WellCare Health Plans, Inc., Sr. Unsec. Notes,
5.25%, 04/01/2025	745,000	741,275
5.38%, 08/15/2026(c)	290,000	288,602
		1,681,845

Metal & Glass Containers-1.54%

Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. (Ireland), Sr. Unsec. Gtd. Notes,
7.25%, 05/15/2024(c)	335,000	339,606
6.00%, 02/15/2025(c)	200,000	186,750
Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	425,000	432,438
Berry Global, Inc., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	333,000	337,995
Flex Acquisition Co., Inc., Sr. Unsec. Notes, 7.88%, 07/15/2026(c)	474,000	447,930
OI European Group B.V., Sr. Unsec. Gtd. Notes, 4.00%, 03/15/2023(c)	138,000	129,375
		1,874,094

	Principal Amount	Value

Oil & Gas Drilling-1.93%

Diamond Offshore Drilling, Inc., Sr. Unsec. Global Notes, 4.88%, 11/01/2043	$226,000	$135,600
Ensco PLC, Sr. Unsec. Global Notes,
4.50%, 10/01/2024	24,000	17,745
7.75%, 02/01/2026	735,000	609,131
Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 7.75%, 01/15/2024	589,000	517,584
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes,
6.50%, 12/15/2021	121,432	119,610
7.75%, 12/15/2023	92,000	91,540
5.25%, 11/15/2024	372,000	332,085
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	647,000	524,070
		2,347,365

Oil & Gas Equipment & Services-0.58%

Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	230,000	225,400
SESI LLC, Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	503,000	476,593
		701,993

Oil & Gas Exploration & Production-8.64%

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., Sr. Unsec. Notes, 10.00%, 04/01/2022(c)	346,000	367,625
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	525,000	509,250
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 4.38%, 01/15/2025	420,000	411,250
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	314,000	241,874
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(c)	410,000	358,750
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/2024	488,000	448,960
Jagged Peak Energy LLC, Sr. Unsec. Gtd. Notes, 5.88%, 05/01/2026(c)	712,000	678,180
Oasis Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	641,000	633,789
Parsley Energy, LLC/Parsley Finance Corp., Sr. Unsc. Gtd. Notes, 5.63%, 10/15/2027(c)	296,000	282,680
Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(c)	464,000	464,000
QEP Resources, Inc., Sr. Unsec. Global Notes,
5.25%, 05/01/2023	220,000	210,650
5.63%, 03/01/2026	207,000	189,923
Sr. Unsec. Notes, 6.88%, 03/01/2021	591,000	622,027

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value
Oil & Gas Exploration & Production-(continued)

Range Resources Corp., Sr. Unsec. Gtd. Global Notes,
5.88%, 07/01/2022	$429,000	$425,246
4.88%, 05/15/2025	497,000	453,512
SM Energy Co., Sr. Unsec. Global Notes,
6.13%, 11/15/2022	292,000	289,080
6.75%, 09/15/2026	270,000	260,550
6.63%, 01/15/2027	90,000	86,400
Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes,
7.50%, 04/01/2026	373,000	377,663
7.75%, 10/01/2027	806,000	819,057
Tullow Oil PLC(Ghana), Sr. Unsec. Notes, 7.00%, 03/01/2025(c)	351,000	321,604
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	673,000	664,655
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2025	874,000	856,520
WPX Energy, Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	563,000	537,665
		10,510,910

Oil & Gas Refining & Marketing-0.65%

Parkland Fuel Corp.(Canada), Sr. Unsec. Notes, 6.00%, 04/01/2026(c)	411,000	399,697
Sunoco L.P. /Sunoco Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 01/15/2023	395,000	386,113
		785,810

Oil & Gas Storage & Transportation-4.41%

Antero Midstream Partners L.P./Antero Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 09/15/2024	460,000	450,892
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	794,000	790,030
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	765,000	790,819
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(c)	253,000	251,103
Plains All American Pipeline, L.P., Series B, Jr. Unsec. Sub. Notes, 6.13%(f)	423,000	381,757
SemGroup Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/15/2025	515,000	486,675
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds,
5.25%, 05/01/2023	266,000	266,000
5.13%, 02/01/2025	478,000	463,660
Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2026(c)	267,000	267,000

	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)

Williams Cos., Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	$876,000	$878,126
Sr. Unsec. Notes, 7.88%, 09/01/2021	304,000	331,902
		5,357,964

Other Diversified Financial Services-1.87%

Intertrust Group B.V.(Netherlands), Sr. Unsec. Bonds, 3.38%, 11/15/2025(c)	150,000	168,652
Lincoln Finance Ltd.(Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(c)	521,000	534,676
Lions Gate Capital Holdings LLC, Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(c)	457,000	462,713
LPL Holdings Inc., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(c)	474,000	450,300
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec. Notes, 6.75%, 06/01/2025(c)	520,000	492,700
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(c)	165,000	167,442
		2,276,483

Packaged Foods & Meats-1.22%

B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	359,000	340,637
JBS Investments GmbH, REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/2024(c)	200,000	201,470
Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(c)	355,000	357,609
JBS USA Lux S.A./JBS USA Finance Inc., Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(c)	176,000	170,940
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(c)	419,000	415,858
		1,486,514

Paper Packaging-0.79%

Graphic Packaging International LLC, Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	477,000	473,423
Plastipak Holdings Inc., Sr. Unsec. Notes, 6.25%, 10/15/2025(c)	536,000	485,080
		958,503

Paper Products-1.26%

Mercer International Inc. (Canada), Sr. Unsec. Global Notes,
7.75%, 12/01/2022	57,000	59,137
6.50%, 02/01/2024	200,000	200,000
5.50%, 01/15/2026	170,000	155,550
Rayonier Am Products, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(c)	693,000	637,560

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value

Paper Products-(continued)
Schweitzer-Mauduit International, Inc., Sr. Unsec. Notes, 6.88%, 10/01/2026(c)	$484,000	$476,740
		1,528,987

Pharmaceuticals-2.51%
Bausch Health Cos. Inc., Sr. Sec. Gtd. First Lien Notes, 5.50%, 11/01/2025(c)	346,000	341,242
Sr. Unsec. Gtd. Notes, 5.88%, 05/15/2023(c)	227,000	221,325
6.13%, 04/15/2025(c)	400,000	376,480
9.00%, 12/15/2025(c)	616,000	652,190
9.25%, 04/01/2026(c)	372,000	396,995
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(c)	275,000	229,663
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 08/15/2026(c)	397,000	400,474
Teva Pharmaceutical Finance IV, B.V.(Israel), Sr. Unsec. Gtd. Global Notes, 3.65%, 11/10/2021	460,000	439,646
		3,058,015

Publishing-0.88%
Meredith Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2026(c)	1,043,000	1,069,075

Restaurants-0.88%
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	270,000	277,425
IRB Holding Corp., Sr. Unsec. Gtd. Notes, 6.75%, 02/15/2026(c)	619,000	572,575
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(c)	232,000	218,031
		1,068,031

Security & Alarm Services-1.14%
Brink’s Co. (The), Sr. Unsec. Gtd. Notes, 4.63%, 10/15/2027(c)	379,000	349,627
Prime Security Services Borrower LLC/ Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(c)	970,000	1,030,625
		1,380,252

Semiconductors-1.15%
Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	595,000	600,206
NXP B.V./NXP Funding LLC(Netherlands), Sr. Unsec. Gtd. Notes, 4.63%, 06/01/2023(c)	810,000	796,327
		1,396,533

	Principal Amount	Value

Specialized Consumer Services-1.18%
ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(c)	$424,000	$409,160
Sr. Unsec. Notes, 7.45%, 08/15/2027	992,000	1,026,720
		1,435,880

Specialized Finance-1.97%
AerCap Global Aviation Trust(Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(c)	430,000	412,800
Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/2020	155,000	162,325
Sr. Unsec. Notes, 5.50%, 02/15/2022	146,000	149,902
5.00%, 04/01/2023	656,000	660,576
CIT Group Inc., Sr. Unsec. Global Notes,
5.00%, 08/15/2022	149,000	149,936
5.00%, 08/01/2023	415,000	417,075
Unsec. Sub. Global Notes, 6.13%, 03/09/2028	103,000	106,090
MSCI, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(c)	330,000	332,475
		2,391,179

Specialized REITs-2.11%
Equinix, Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	1,171,000	1,191,492
GLP Capital L.P./GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	535,000	535,572
Iron Mountain Inc., Sr. Unsec. Gtd. Notes, 6.00%, 08/15/2023	386,000	395,168
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(c)	474,000	440,228
		2,562,460

Specialty Chemicals-1.91%
Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	423,000	421,414
GCP Applied Technologies, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 04/15/2026(c)	172,000	164,905
Platform Specialty Products Corp., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2025(c)	541,000	530,180
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	395,000	395,988
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(c)	413,000	430,552
Valvoline Inc., Sr. Unsec. Gtd. Global
Notes, 5.50%, 07/15/2024	380,000	378,100
		2,321,139

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value

Steel-1.92%
ArcelorMittal(Luxembourg), Sr. Unsec. Global Notes, 7.00%, 10/15/2039	$400,000	$426,452
Cleveland-Cliffs Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2025	697,000	641,240
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(c)	439,000	432,415
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	876,000	834,390
		2,334,497

Technology Hardware, Storage & Peripherals-2.01%
Commscope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(c)	1,253,000	1,166,919
Dell International LLC/EMC Corp., Sr. Sec. Gtd. First Lien Notes, 8.35%, 07/15/2046(c)	24,000	26,493
Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(c)	1,191,000	1,249,287
		2,442,699

Textiles-0.38%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC(China), Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/01/2025(c)	491,000	465,836

Trading Companies & Distributors-1.83%
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 09/01/2025	846,000	792,067
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(c)	536,000	569,136
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	469,000	458,448
6.50%, 12/15/2026	215,000	216,344
Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	197,000	186,411
		2,222,406

Trucking-1.13%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(c)	269,000	240,755
Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(c)	179,000	176,762
Kenan Advantage Group, Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(c)	982,000	957,450
		1,374,967

Wireless Telecommunication Services-8.07%
Altice Financing S.A. (Luxembourg), Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/15/2026(c)	450,000	424,125
Sr. Sec. Gtd. First Lien Notes, 6.63%, 02/15/2023(c)	425,000	420,750

		Principal Amount	Value

Wireless Telecommunication Services-(continued)
Altice France S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.25%, 05/15/2024(c)	$	534,000	$517,980
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(c)		703,000	677,516
Altice Luxembourg S.A.(Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(c)		866,000	828,113
Digicel Group Ltd.(Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/2020(c)		438,000	293,460
Oztel Holdings SPC Ltd.(Oman), Sr. Sec. Gtd. Notes, 5.63%, 10/24/2023(c)		451,000	440,505
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024		265,000	258,706
Sprint Capital Corp., Unsec. Gtd. Global Notes, 8.75%, 03/15/2032		354,000	385,418
Sprint Communications Inc., Sr. Unsec. Global Notes, 11.50%, 11/15/2021		390,000	452,595
Sprint Corp., Sr. Unsec. Gtd. Global Notes,
7.25%, 09/15/2021		816,000	852,720
7.88%, 09/15/2023		1,599,000	1,682,947
7.63%, 02/15/2025		434,000	447,563
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026		787,000	818,480
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025		1,270,000	1,309,687
			9,810,565
Total U.S. Dollar Denominated Bonds & Notes (Cost $164,198,417)			158,051,255

Non-U.S. Dollar Denominated Bonds & Notes-1.55%(h)
Brewers-0.17%
Sunshine Mid B.V., Sr. Sec. Gtd. First Lien Bonds, 6.50%, 05/15/2026(c)	EUR	200,000	212,257

Cable & Satellite-0.17%
Tele Columbus AG, Sr. Sec. Notes, 3.88%, 05/02/2025(c)	EUR	200,000	208,737

Diversified Banks-0.64%
ABN AMRO Bank N.V., Jr. Unsec. Sub. Euro Bonds, 4.75%(f)	EUR	300,000	306,864
Caixabank, S.A., REGS, Jr. Unsec. Sub. Euro Bonds, 6.75%(c)(f)	EUR	200,000	235,473
Erste Group Bank AG, REGS, Jr. Unsec. Sub. Euro Bonds, 6.50%(c)(f)	EUR	200,000	235,423
			777,760

Diversified Chemicals-0.20%
Chemours Co. (The), Sr. Unsec. Gtd. Euro Bonds, 4.00%, 05/15/2026	EUR	231,000	247,132

Food Retail-0.28%
Iceland Bondco PLC, Sr. Sec. Gtd. First Lien Notes, 4.63%, 03/15/2025(c)	GBP	300,000	334,592

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

		Principal Amount	Value
Textiles-0.09%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC, Sr. Sec. Gtd. First Lien Bonds, 5.38%, 05/01/2023(c)	EUR	100,000	$105,585
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,124,317)			1,886,063

		Shares

Preferred Stocks-0.71%
Diversified Banks-0.62%
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.		596	753,195

Specialized Finance-0.09%
CIT Group Inc., Series A, Jr. Unsec. Sub. Variable Rate Deb.(f)		115,000	110,908
Total Preferred Stocks (Cost $882,357)			864,103

	Shares	Value
Money Market Funds–4.31%
Invesco Government & Agency Portfolio-Institutional Class, 2.12%(i)	1,835,258	$1,835,258
Invesco Liquid Assets Portfolio-Institutional Class, 2.34%(i)	1,310,558	1,310,820
Invesco Treasury Portfolio-Institutional Class, 2.12%(i)	2,097,437	2,097,437
Total Money Market Funds (Cost $5,243,585)		5,243,515
TOTAL INVESTMENTS IN SECURITIES-136.54% (Cost $172,448,676)		166,044,936
BORROWINGS–(39.10)%		(47,550,000)
OTHER ASSETS LESS LIABILITIES-2.56%		3,113,289
NET ASSETS APPLICABLE TO COMMON SHARES-100.00%		$121,608,225

Investment Abbreviations:

Conv.	- Convertible
Deb.	- Debentures
EUR	- Euro
GBP	- British Pound Sterling
Gtd.	- Guaranteed
Jr.	- Junior
Pfd.	- Preferred
PIK	- Pay-in-Kind
REGS	- Regulation S
REIT	- Real Estate Investment Trust
Sec.	- Secured
Sr.	- Senior
Sub.	- Subordinated
Unsec.	- Unsecured

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $75,018,011, which represented 61.69% of the Trust’s Net Assets.

(d)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2018 represented less than 1% of the Trust’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 2.
(f)	Perpetual bond with no specified maturity date.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	The money market fund and the Trust are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/28/2019	Canadian Imperial Bank of Commerce	GBP	260,000	USD	333,182	$342
02/28/2019	Goldman Sachs & Co.	EUR	1,736,169	USD	1,984,085	3,122
Total Forward Foreign Currency Contracts – Currency Risk						$3,464

Abbreviations:

EUR –Euro
GBP –British Pound Sterling
USD –U.S. Dollar

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1–Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Directors. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

                                 Invesco High Income Trust II

B.	Securities Transactions and Investment Income – (continued)

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

F.

Forward Foreign Currency Contracts – The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

                                 Invesco High Income Trust II

H.

Other Risks – The Trust may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

I.

Leverage Risk – The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

NOTE 2–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of November 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$158,051,255	$0	$158,051,255
Non-U.S. Dollar Denominated Bonds & Notes	-	1,886,063	-	1,886,063
Preferred Stocks	753,195	110,908	-	864,103
Money Market Funds	5,243,515	-	-	5,243,515
Total Investments in Securities	5,996,710	160,048,226	0	166,044,936

Other Investments - Assets*
Forward Foreign Currency Contracts	-	3,464	-	3,464
Total Investments	$5,996,710	$160,051,690	$0	$166,048,400

* Unrealized appreciation (depreciation).

                                 Invesco High Income Trust II

Item 2. Controls and Procedures.

(a)

As of January 25, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of January 25, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco High Income Trust II

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.